ACQUISITION OF ASSETS OF

                           FIRSTAR BALANCED PORTFOLIO,
                         FIRSTAR EQUITY INCOME PORTFOLIO
                                       and
                    FIRSTAR GROWTH & INCOME EQUITY PORTFOLIO
                                each a series of
                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (800) 848-3854

                        BY AND IN EXCHANGE FOR SHARES OF

                             EQUITY INCOME PORTFOLIO
                                   a series of
                    First American Insurance Portfolios, Inc.
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
                                 (800) 677-3863

                           PROSPECTUS/PROXY STATEMENT

                             DATED OCTOBER 31, 2001


         This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreements and Plans of Reorganization (each a "Plan" and collectively the "Plans") which will be submitted to shareholders of each of Firstar Balanced Portfolio, Firstar Equity Income Portfolio and Firstar Growth & Income Equity Portfolio (each a "Firstar Portfolio", and collectively the "Firstar Portfolios") for consideration at a Special Meeting of Shareholders to be held on December 11, 2001 at 10:00 a.m. Pacific Time at the offices of Met Investors Series Trust (the "Trust"), 22 Corporate Plaza Drive, Newport Beach, California 92660, and any adjournments thereof (the "Meeting").

                                     GENERAL

         The Board of Trustees of the Trust has approved the proposed reorganizations of the Firstar Portfolios, which are series of the Trust, into Equity Income Portfolio, a series of the First American Insurance Portfolios, Inc. ("FAIP"). The Firstar Portfolios and Equity Income Portfolio are sometimes referred to respectively in this Prospectus/Proxy Statement individually as a "Portfolio" and collectively as the "Portfolios." The Portfolios involved in the proposed reorganizations are referred to in this Prospectus/Proxy Statement as follows:

        Trust Portfolios                                  FAIP Portfolio
Firstar Balanced Portfolio              Equity Income Portfolio
("Firstar Balanced")                    ("First American Equity Income" or
                                        "First American Portfolio")
Firstar Equity Income Portfolio
 ("Firstar Equity Income")

Firstar Growth & Income Equity Portfolio ("Firstar Growth
& Income Equity")


         MetLife Investors Insurance Company (the "Insurance Company") is the record owner of each of the Firstar Portfolios' shares and at the Meeting will vote the shares of each Portfolio held in its separate account. The Insurance Company is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

         As an owner of a variable annuity contract (a "Contract") issued by the Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of the Firstar Portfolio that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of the Firstar Portfolios, you have this right because some or all of your Contract value is invested, as provided by your Contract, in one or more of the Firstar Portfolios. For simplicity, in this Prospectus/Proxy Statement:

     o "Record Holder" of a Firstar Portfolio refers to the Insurance Company which holds the Firstar Portfolio's shares of record;

     o "shares" refers generally to your shares of beneficial interest in a Portfolio; and

     o    "shareholder" or "Contract Owner" refers to you.

         In the reorganizations, all of the assets of each Firstar Portfolio will be acquired by the First American Portfolio in exchange for Class IA shares of the First American Portfolio and the assumption by the First American Portfolio of the identified liabilities of the respective Firstar Portfolio (each a "Reorganization" and collectively the "Reorganizations"). If the Reorganizations are approved, Class IA shares of the First American Portfolio will be distributed to the Record Holders in liquidation of each Firstar Portfolio, and each Firstar Portfolio will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of the First American Portfolio which have an aggregate net asset value equal to the aggregate net asset value of your shares of the Firstar Portfolio in which you are currently a shareholder.

         Each Firstar Portfolio is a separate diversified series of the Trust, a Delaware business trust which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The First American Portfolio is a separate diversified series of FAIP, a Minnesota corporation, also an open-end management investment company registered under the 1940 Act. The First American Portfolio is a new series organized specifically to receive the assets and carry on the business of Firstar Equity Income, into which, effectively, Firstar Balanced, Firstar Growth & Income
Equity and two additional funds that are not series of the Trust, will be merged. Because the First American Portfolio was recently organized, it has conducted no operations to date. The investment objectives of each Firstar Portfolio are either identical to or substantially similar to those of the First American Portfolio, and are as follows:

------------------------------------------------------- -------------------------------------------------------------
                      Portfolio                                             Investment Objective


------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
Firstar Balanced                                        To   maximize
                                                        total  return  through a
                                                        combination of growth of
                                                        capital    and   current
                                                        income  consistent  with
                                                        the    preservation   of
                                                        capital.
------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
Firstar  Equity Income                                  To provide
                                                        an  above-average  level
                                                        of   income   consistent
                                                        with  long-term  capital
                                                        appreciation.
------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
Firstar Growth & Income Equity                          To provide long-term capital growth and income.
------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
First American Equity Income                            Long-term growth of capital and income.
------------------------------------------------------- -------------------------------------------------------------

The investment strategies for each Firstar Portfolio are similar to those of First American Equity Income.

         This Prospectus/Proxy Statement explains concisely the information about the First American Portfolio that you should know before voting on a Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Portfolio and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

--------------------------------------------------------------------- --------------------------------------------------
Information about the Firstar Portfolios:                             How to Obtain this Information:
----------------------------------------                              -------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Prospectus of the Trust relating to the Firstar Portfolios, dated       Copies are available upon request and without
May 1, 2001                                                             charge if you:

Statement of Additional  Information of the Trust relating to the       o Write to the Trust at the address
Firstar Portfolios, dated May 1, 2001, as amended August 1,               listed  on the cover  page of this
2001  and  October  9, 2001                                               Prospectus/Proxy Statement; or

Annual Report of Cova Series Trust relating to the Balanced              o Call (800) 343-8496 toll-free.
Portfolio, Equity Income Portfolio and Growth & Income Equity
Portfolio, the predecessors of the Firstar Portfolios, for the year ended December 31, 2000

Semi-Annual  Report of the Trust  relating  to the Firstar  Portfolios, for the six-month period ended June 30, 2001
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Information about the First American Portfolio:                       How to Obtain this Information:
----------------------------------------------                        -------------------------------

Prospectus of FAIP relating to First American Equity Income, dated October 23, 2001, which accompanies this Prospectus/Proxy
Statement

Statement of Additional Information of FAIP relating to First
American Equity Income, dated October 23, 2001                        A copy is available upon request and without
                                                                      charge to you

                                                                      o        Write to FAIP at the address listed on
                                                                           the cover page of this Prospectus/Proxy
                                                                           Statement; or

                                                                      o        Call (800) 637-2548 toll-free.
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Information about the Reorganizations:                                How to Obtain this Information:
-------------------------------------                                 -------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Statement of Additional Information dated October 31, 2001, which       A copy is available upon request and without
relates to this  Prospectus/Proxy  Statement                            charge if you:
and the Reorganizations

                                                                      o        Write to the Trust at the address
                                                                                    listed on the cover page of this
                                                                                    Prospectus/Proxy Statement; or

                                                                      o        Call (800) 343-8496 toll-free.
--------------------------------------------------------------------- --------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         Information relating to each Firstar Portfolio contained in the Prospectus of the Trust dated May 1, 2001 (SEC File No. 811-10183) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to the First American Portfolio contained in the Prospectus of FAIP dated October 23, 2001 (SEC File No. 811-09765) also is incorporated by reference in this document. As indicated in the chart above, you will receive a copy of the Prospectus relating to the First American Portfolio with this
Prospectus/Proxy Statement. The Statement of Additional Information dated October 31, 2001 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the financial statements of Cova Series Trust relating to the predecessors of the Firstar Portfolios for the year ended December 31, 2000 and financial statements of the Trust relating to the Firstar Portfolios for the six months ended June 30, 2001, is incorporated by reference in its entirety in this document. First American Equity Income has not yet commenced operations, therefore, financial statements for the Portfolio have not been issued.


-------------------------------------------------------------------------------
The Securities and Exchange Commission has not determined that the information in this Prospectus/Proxy Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.
-------------------------------------------------------------------------------


         An  investment  in the  First  American  Portfolio  of FAIP  through  a
Contract:

     o    is not a deposit of, or guaranteed by, any bank

     o is not insured by the FDIC, the Federal Reserve Board or any other government agency

     o    is not endorsed by any bank or government agency

     o involves investment risk, including possible loss of the purchase payment of your original investment

                                TABLE OF CONTENTS
                                                                          Page
SUMMARY......................................................................8
         Why are the Reorganizations being proposed?.........................8
         What are the key features of the Reorganizations?...................8
         After the Reorganizations, what shares of the First American
                Portfolio will I own?........................................9
         How will a Reorganization affect me?................................9
         How do the Trustees recommend that I vote?.........................10
         How do the Portfolios' investment objectives, principal
                investment strategies and risks compare?....................10
         How do other important features of the Portfolios compare?.........14
         How do the Portfolios' fees and expenses compare?..................15
         How do the Portfolios' performance records compare?................17
         Will I be able to purchase and redeem shares, change my
                investment options, annuitize and receive
                distributions the same way?.................................21
         Who will be the Adviser and Portfolio Manager of my
                Portfolio after the Reorganizations?  What will the
                management and advisory fees be after the Reorganizations?...21 What will be the primary federal tax consequences of the
                Reorganizations?.............................................23
RISKS........................................................................23
         Are the risk factors for the Portfolios similar?....................23
         What are the primary risks of investing in each Portfolio?..........23
         Are there any other risks of investing in each Portfolio?...........28
INFORMATION ABOUT THE REORGANIZATIONS........................................28
         Reasons for the Reorganizations.....................................28
         Agreements and Plans of Reorganization..............................30
         Federal Income Tax Consequences.....................................31
         Pro-forma Capitalization............................................32
         Distribution of Shares..............................................33
         Purchase and Redemption Procedures..................................34
         Exchange Privileges.................................................34
         Dividend Policy.....................................................34
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..............................34
         Form of Organization................................................35
         Capitalization......................................................35
         Shareholder Liability...............................................36
         Shareholder Meetings and Voting Rights..............................36
         Liquidation.........................................................37
         Liability and Indemnification of Trustees/Directors.................38
VOTING INFORMATION CONCERNING THE MEETING....................................38
         Shareholder Information.............................................41
         Control Persons and Principal Holders of Securities.................42
FINANCIAL STATEMENTS AND EXPERTS.............................................42
LEGAL MATTERS................................................................42
ADDITIONAL INFORMATION.......................................................42
OTHER BUSINESS...............................................................43


EXHIBIT A  Form  of Agreement and Plan of Reorganization...................A-1
EXHIBIT B  Management's Discussion and Analysis............................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand the Reorganizations, you should read this entire Prospectus/Proxy Statement and the exhibits.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Portfolios and a form of the Agreements and Plans of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

         Why are the Reorganizations being proposed?

         The effect of the Reorganizations will be to reorganize the three Firstar Portfolios into the newly created First American Portfolio, a series of FAIP. The Firstar Portfolios are not expected to reach a level of assets necessary to achieve operational efficiencies. Although Met Investors Advisory Corp., the manager of the Trust (the "Manager"), currently subsidizes the expenses of each Firstar Portfolio pursuant to an expense limitation agreement with the Trust, the Manager does not anticipate that it will continue to subsidize the Portfolios in the future. The reorganization of the three similar Firstar Portfolios and two additional funds not part of the Trust (the "Ohio National funds") into the First American Portfolio may potentially help to achieve operating efficiencies and, consequently, reduce shareholder costs, because the First American Portfolio will contain a larger pool of assets. In addition, the long-term historical performance record of First American Equity Income Fund, another mutual fund advised by the same portfolio management team that will manage the First American Portfolio and which has substantially identical investment objectives and policies as the First American Portfolio, is stronger for the three- and five-year periods and since inception than that of each of the Firstar Portfolios. Finally, by transferring the Firstar Portfolios' assets to FAIP, the resulting First American Portfolio may benefit from potential increased distribution channels arising from the consolidation of the First American and the Firstar fund families under the First American name pursuant to the recent merger of U.S. Bancorp and Firstar Corporation.

         What are the key features of the Reorganizations?

         Each Plan sets forth the key features of the Reorganization to which it relates. A description of the Reorganization is set out in each Plan, a pro-forma version of which is attached as Exhibit A. Each Plan generally provides for the following:

     o the transfer of all of the assets of the Firstar Portfolio to the First American Portfolio in exchange for Class IA shares of the First American Portfolio;

o the assumption by the First American Portfolio of the identified liabilities of the Firstar Portfolio (the identified liabilities consist only of those liabilities reflected on the Firstar Portfolio statement of assets and liabilities determined immediately preceding the Reorganization); and

o             the liquidation of the Firstar  Portfolio by distribution of Class
              IA  shares  of  the  First  American   Portfolio  to  the  Firstar
              Portfolio's shareholders.

              Although the structuring of each Reorganization will be a taxable reorganization for federal income tax purposes, there will be no tax consequences for you or the Portfolios.


         The Reorganizations are expected to be completed on or about December 18, 2001.


         After the Reorganizations, what shares of the First American Portfolio will I own?

         If you own shares of Firstar Balanced, Firstar Equity Income or Firstar Growth & Income Equity, you will own Class IA shares of First American Equity Income.

         The new shares you receive will have the same total value as your shares of Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity, respectively, as of the close of business on the day immediately prior to the Reorganizations.

         How will a Reorganization affect me?

         It is anticipated that the Reorganizations will benefit you as well as the Record Holders as follows:

     o COST SAVINGS: Effective on the date of the Reorganizations, the total operating expenses of the First American Portfolio will, through at least December 31, 2002, be 0.25% less than the current operating expense ratio of each of the Firstar Portfolios after fee waivers. In addition, the operating expenses of First American Equity Income may potentially decrease over the long term in comparison to those of each of the Firstar Portfolios due to the spreading of fixed costs over a larger pool of assets. There are currently no significant cash flows in the Firstar Portfolios due in principal part to limited distribution. Conversely, it is anticipated, although no assurances can be given, that over the long term, as a Portfolio of FAIP, First American Equity Income's assets will increase through sales of its shares.

     o OPERATING EFFICIENCIES: Upon the reorganization of the Firstar Portfolios into the First American Portfolio, operating efficiencies may be achieved by the First American Portfolio because it will have a greater level of assets. As of June 30, 2001, Firstar Balanced's, Firstar Equity Income's, and Firstar Growth & Income Equity's total assets were approximately $8.4 million, $5.7 million and $12.2 million, respectively. In addition to the combination of the Firstar Portfolios, the Ohio National funds will be reorganized into the First American Portfolio, subject to approval by their respective shareholders. These Ohio National funds have combined assets of approximately $15.1 million as of June 30, 2001. If the Reorganizations were completed and the Ohio National funds were also reorganized into First American Equity Income, such Portfolio would have had total assets of approximately $41.4 million as of June 30, 2001.

         The Reorganizations will not affect your Contract rights. The value of your Contract will remain the same immediately following a Reorganization. FAIP will sell its shares on a continuous basis at net asset value only to insurance companies and to employee benefit plans that are qualified plans under federal tax law. The Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in the First American Portfolio after the Reorganizations. After the Reorganizations your Contract values will depend on the performance of the First American Portfolio rather than that of your Firstar Portfolio. Neither the Trust nor Contract Owners will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganizations will be paid by U.S. Bancorp (the ultimate parent of FAIP's investment adviser) or one of its affiliates.


         Like the Firstar Portfolios, the First American Portfolio will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate account (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class IA shares of the First American Portfolio.


         How do the Trustees recommend that I vote?

         The Trustees of the Trust, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganizations would be in the best interest of the shareholders of Firstar Balanced, Firstar Equity Income, and Firstar Growth & Income Equity, as applicable, and that their interests will not be diluted as a result of the Reorganizations. Accordingly, the Trustees have submitted the Plans for the approval of the shareholders of Firstar Balanced, Firstar Equity Income, and Firstar Growth & Income Equity.

   THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION WHICH APPLIES TO YOUR FIRSTAR PORTFOLIO.

The Directors of FAIP have also approved the Plans on behalf of the First American Portfolio.

         How do the Portfolios' investment objectives, principal investment strategies and risks compare?

         The First American Portfolio is a new portfolio organized specifically to receive all the assets and carry on the business of the Firstar Portfolios and the Ohio National funds. The investment objectives of each of the Firstar Portfolios are either identical to or substantially similar to that of the First American Portfolio, and the investment strategies of each such Portfolio are similar. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees/Directors and without shareholder approval.


         The following tables summarize a comparison of the Firstar Portfolios and the First American Portfolio with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Portfolios. As described below, since investment strategy differences exist among the Portfolios including the amount of assets invested in debt securities, the capitalization size of issuers and growth versus value investing, please read carefully the specialized "risk" discussion beginning on page 22.



   ------------------ -------------------------------------------------------------------------------
                      Firstar Balanced
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment         To  maximize  total  return  through a  combination  of growth of
   Objective          capital and   current income  consistent  with the  preservation  of
                      capital.
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal            Generally  invests  no more than 75% of its total  asset  value in
   Investment           common stocks  of companies with large market capitalizations.  The
   Strategies           Portfolio  may also    invest in other  equity  securities  such as
                        preferred stock and convertible
                        securities.

                      Generally invests at least 25% of its total asset value in
                      U.S.  Government  securities,   including  mortgage-backed
                      securities, and investment grade fixed income securities.

                      Equity   investments   emphasize   securities   of  growth
                        companies.

                      The Portfolio may emphasize, from time to time, particular companies or market sectors, in attempting to achieve its objective.

                      May invest up to 15% of its total  assets in both  foreign equity and debt securities, including Eurodollar bonds and
                      Yankee bonds.
   ------------------ -------------------------------------------------------------------------------


   ------------------ -------------------------------------------------------------------------------
                      Firstar Equity Income
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment         To  provide  an  above-average  level of income  consistent  with
   Objective          long-term capital  appreciation.
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Normally   invests   at  least  65%  of  its   total   assets  in
   Investment         income-producing  equity    securities,  primarily common stocks of
   Strategies         companies with large market   capitalizations (generally $5 billion
                      or higher). The stocks or securities
                      in which the  Portfolio  invests may offer  above  average dividend yields,  with corresponding  above average levels of income, in each case as compared to the S&P 500 Index.

                      Convertible  securities may be purchased for the Portfolio
                      when,  in  the  opinion  of  the  Portfolio's   investment
                      adviser,  the price and yield of the convertible  security is  favorable  as  compared  to the price and yield of the issuer's common stock.

                      Emphasizes securities believed to be undervalued.

                      The Portfolio may emphasize, from time to time, particular companies or market sectors, in attempting to achieve its objective.

                      May  invest up to 15% of its total  assets  indirectly  in
                      foreign   securities   through   the   purchase   of  such
                      obligations  as  American  Depositary  Receipts;  may also invest directly in foreign equity securities.
   ------------------ -------------------------------------------------------------------------------


   ------------------ -------------------------------------------------------------------------------
                      Firstar Growth & Income Equity
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment          To provide long-term capital growth and income.
   Objective
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Normally invests  substantially all of its assets in common stocks
   Investment         of  domestic    companies  that  have  established  dividend-paying
   Strategies         histories.  Income,  however,    is not a major  criterion in stock
                      selection.

                      Generally invests in medium-to-large-sized companies with stock market capitalizations over $1 billion and have attractive fundamental financial characteristics such as low debt, high return on equity, consistent revenue and earnings per share, and growth over the prior 3 to 5 years; but may also invest a portion of its assets in companies with smaller market capitalizations.

                      In general, the Portfolio's stocks and securities will be diversified over a number of industry groups.

                      Equity   investments   emphasize   securities   of  growth
                      companies.

                      May  invest up to 15% of its total  assets  indirectly  in
                      foreign   securities  through  the  purchase  of  American
                      Depositary Receipts and European Depositary Receipts.
   ------------------ -------------------------------------------------------------------------------


   ------------------ -------------------------------------------------------------------------------
                      First American Equity Income
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment         Long-term growth of capital and income.
   Objective
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Normally  invests  primarily (at least 80% of its total assets) in
   Investment         equity    securities  of  companies  which the  investment  adviser
   Strategies         believes are    characterized  by the ability to pay above  average
                      dividends and to finance
                      expected  growth  and by strong  management.  Because  the
                      Portfolio  will  attempt to maintain a dividend  that will grow  quickly  enough  to keep pace  with  inflation,  the
                      Portfolio's core holdings will be  higher-yielding  equity securities,  including  common stock,  preferred stock and
                      convertible   securities.   All  securities  held  by  the
                      Portfolio  will  provide  current  income  at the  time of purchase.

                      The Portfolio invests primarily in value securities of companies with market capitalizations over $3 billion.

                      May invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary
                      Receipts.

                      To  provide   additional   income,   may  lend  securities
                      representing  up to  one-third  of  its  total  assets  to broker-dealers, banks and other institutions.


   ------------------ -------------------------------------------------------------------------------


         The principal risks of investing in the First American Portfolio are generally similar to those of investing in the respective Firstar Portfolios. They include:

         For all Portfolios:

o Market risk - a Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings

o             Foreign  investment  risk  -  investments  in  foreign  securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject

o Market capitalization risk - investments primarily in issuers in one market capitalization category (large, medium or small) carry the risk that due to current market conditions that category may be out of favor; investments in medium and small capitalization companies may be subject to special risks which cause them to be subject to greater price volatility and more significant declines in market downturns than securities of larger companies

o Investment style risk - different investment styles such as growth or value investing tend to shift in or out of favor, depending on market and economic conditions as well as investor sentiment


   For First American Equity Income, Firstar Balanced and Firstar Equity Income:

o Interest rate risk- the value of investments in debt securities may decline when prevailing interest rates rise or increase when interest rates go down; due to the increasing difficulty of predicting changes in interest rates over longer periods of time, fixed income securities with longer maturities are more volatile than those with shorter maturities

o Credit risk- the value of investments in debt securities may be adversely affected if an issuer fails to pay principal and interest on the obligation on a timely basis


         For First American Equity Income:

o Securities lending risk- as with other extensions of secured credit, consists of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in collateral should the borrower fail financially


         In addition, for Firstar Balanced:

o Mortgage-backed securities risk - includes the general risks associated with fixed income securities, such as credit risk and interest rate risk, as well as prepayment risk which occurs when the issuer of a security can prepay the principal prior to the securities maturity thus exposing the Portfolio to a lower rate of return or causing the Portfolio to lose a portion of its principal investment.

For a detailed discussion of the Portfolios' risks, see the section entitled "Risks" below.

         Each Portfolio may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy, which would be employed only in seeking to avoid losses, is inconsistent with the Portfolios' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

         The Portfolios have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Portfolios and the Statement of Additional Information relating to this Prospectus/Proxy Statement.

         Although the Firstar Portfolios and the First American Portfolio have either identical or substantially similar investment objectives and similar investment strategies, the securities held by a Firstar Portfolio may be sold in significant amounts in order to comply with the policies and investment practices of the First American Portfolio in connection with a Reorganization. Such sales may result in additional commissions being borne by the First American Portfolio's shareholders.

         How do other important features of the Portfolios compare?

     o Met Investors Advisory Corp. is the Manager of the Trust. U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment sub-adviser  to  the  Firstar  Portfolios  pursuant  to an  Investment
          Advisory Agreement with the Manager and serves as the investment adviser to the First American Portfolio.

     o Unlike the Trust, FAIP does not have any investment sub-advisory arrangements with respect to most of its portfolios. U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as investment adviser for the First American Portfolio and eleven of FAIP's other portfolios.

         The  First  American  Portfolio's   investment  adviser  and  portfolio
managers are described in more detail below.

         How do the Portfolios' fees and expenses compare?

         The Firstar Portfolios offer one class of shares (Class A). Upon consummation of the Reorganizations, Class IA and Class IB shares of the First American Portfolio will be offered. Class IB shares are not part of the Reorganizations. Class IA shares of the First American Portfolio will only be offered in connection with the Reorganizations. You will not pay any initial or deferred sales charge in connection with the Reorganizations.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of the Firstar Portfolios and Class IA shares of the First American Portfolio. The table entitled "First American Equity Income Pro Forma" shows you what the fees and expenses are estimated to be assuming the Reorganizations take place and the Ohio National fund reorganizations are consummated.

         The amounts for shares of the Firstar Portfolios set forth in the following tables and in the examples are based on the estimated expenses for the Firstar Portfolios for the fiscal year ended December 31, 2001. The amounts for Class IA shares of the First American Portfolio set forth in the following table and in the examples are based on what the estimated expenses of the First American Portfolio would be for the fiscal year ended December 31, 2001, assuming the Reorganizations take place and the Ohio National fund reorganizations are consummated.

         The shares of the Firstar Portfolios and the Class IA shares of the First American Portfolio are not charged any initial or deferred sales charge, any 12b-1 fees, or any other transaction fees.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT.

Fees and Expenses (as a percentage of average daily net assets)



----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                              Firstar Balanced       Firstar Equity Income   Firstar Growth &       First American
                              (Class A)              (Class A)               Income Equity          Equity Income Pro
                                                                             (Class A)              Forma
                                                                                                    (Class IA)
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Management Fees                       1.00%                  1.00%                   1.00%                  0.65%
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Expenses                        1.11%                  1.43%                   .75%                   0.30%
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Total Annual Portfolio                2.11%                  2.43%                   1.75%                  0.95%
Operating Expenses Before
Expense Reimbursements
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Contractual Expense                  1.01%*                  1.33%*                 0.65%*                 0.10%**
Reimbursements
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Total Annual Portfolio               1.10%*                  1.10%*                 1.10%*                 0.85%**
Operating Expenses After
Expense Reimbursements
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------

* Met Investors Advisory Corp. and the Trust have entered into an expense limitation agreement whereby the Total Annual Portfolio Operating Expenses for each of the Firstar Portfolios will not exceed 1.10% for the period ended April 30, 2002 and in any year in which the agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

** In the interest of limiting portfolio expenses through December 31, 2002, the Adviser and FAIP have entered into an expense limitation agreement whereby the Total Annual Portfolio Operating Expenses for the First American Portfolio will not exceed 0.85%.

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Firstar Portfolios versus the First American Portfolio pro forma, assuming the Reorganizations take place and the Ohio National fund reorganizations are consummated. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same throughout all periods but the Portfolio's Manager or investment adviser, as appropriate, discontinues the expense limitation agreement after April 30, 2002 with respect to the Firstar Portfolios and after December 31, 2002 with respect to the First American Portfolio. The examples are for illustration only, and your actual costs may be higher or lower.

         THE EXAMPLES DO NOT REFLECT THE FEES AND EXPENSES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

         Examples of Portfolio Expenses

----------------------- ------------------------------------- ----------------------------------------
                                                                   First American Equity Income
                             Firstar Balanced (Class A)                Pro Forma (Class IA)
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 1 year            $112                                  $87
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 3 years           $563                                  $293
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 5 years           $1,041                                $516
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 10 years          $2,361                                $1,157
----------------------- ------------------------------------- ----------------------------------------


----------------------- ------------------------------------- ----------------------------------------
                               Firstar Equity Income          First American Equity Income Pro Forma
                                     (Class A)                              (Class IA)
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 1 year            $112                                  $87
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 3 years           $630                                  $293
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 5 years           $1,175                                $516
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 10 years          $2,665                                $1,157
----------------------- ------------------------------------- ----------------------------------------


----------------------- ------------------------------------- ---------------------------------------
                          Firstar Growth and Equity Income         First American Equity Income
                                     (Class A)                         Pro Forma (Class IA)
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 1 year            $112                                  $87
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 3 years           $488                                  $293
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 5 years           $888                                  $516
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 10 years          $2,009                                $1,157
----------------------- ------------------------------------- ---------------------------------------



         How do the Portfolios' performance records compare?

         The following charts show the past performance of Balanced Portfolio, Equity Income Portfolio and Growth & Income Equity Portfolio, each a series of Cova Series Trust and the predecessors to Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity, respectively. The assets and liabilities of each of the predecessor funds were transferred to its corresponding Firstar Portfolio on February 12, 2001. Past performance is not an indication of future results.

         PERFORMANCE DOES NOT REFLECT THE FEES AND EXPENSES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

         The First American Portfolio has been recently organized and has not yet engaged in any operations; consequently, it does not have an investment performance record. Performance information for a comparable fund managed by First American Equity Income's investment adviser is presented below. After the Reorganizations, First American Equity Income, as the successor to the Firstar Portfolios, will assume and publish the investment performance record of Firstar Equity Income.

Year-by-Year Total Return (%)

         The charts below show the percentage gain or loss for the shares of the predecessor portfolio of each of the Firstar Portfolios in each full calendar year since the inception of the Portfolios on July 1, 1997.

         The charts should give you a general idea of the risks of investing in the Firstar Portfolios by showing how each predecessor portfolio's return has varied from year-to-year. These charts include the effects of portfolio expenses. Total return amounts are based on the inception date of each predecessor portfolio, which may have occurred before your Contract began; accordingly, your investment results may differ. Each portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.



                                Firstar Balanced

            ------------- ------------ -----------
            13.31%        7.14%        1.73%






            98            99           00
            ------------- ------------ -----------

                        High Quarter: 4th - 1998 + 11.64%
                         Low Quarter: 3rd - 1999 - 5.16%



                              Firstar Equity Income

              ----------- ---------- -------------
              9.35%       2.51%      14.64%






              98          99         00
              ----------- ---------- -------------

                         High Quarter: 1st -1998 +12.31%
                         Low Quarter: 3rd - 1998 - 9.34%

                         Firstar Growth & Income Equity

               ------------- ----------- -----------
               14.95%        16.17%      -5.66%






               98            99          00
               ------------- ----------- -----------

                        High Quarter: 4th - 1998 + 20.31%
                        Low Quarter: 3rd - 1998 - 13.62%



         The next set of tables lists the average annual total return of the Firstar Portfolios' predecessor portfolios over the past one-year, five-year and since inception (through 12/31/2000). These tables include the effects of portfolio expenses and are intended to provide you with some indication of the risks of investing in each Portfolio by comparing its predecessor's performance with an appropriate widely recognized index of securities, a description of which can be found following the tables. An index does not reflect fees or expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2000)



 -------------------------------------------------------------------------------
                                Firstar Balanced
               -------------- ---------------- ----- ---------------

                                                         Since
                                  1 Year               Inception

               -------------- ---------------- ----- ---------------

 Portfolio                         1.73%                 7.99%
 S&P 500 Index                    -9.10%                 13.64%
 Salomon Brothers Broad
     Investment Grade Bond        11.63%                 7.31%
     Index
 ---------------------------- ---------------- ----- --------------- -----------




 -------------------------------------------------------------------------------
                              Firstar Equity Income
               ------------------ ------------ ----- ---------------

                                                         Since
                                    1 Year             Inception

               ------------------ ------------ ----- ---------------

 Portfolio                          14.64%               11.14%
 Russell 1000 Index                 -7.80%               14.00%
 -------------------------------- ------------ ----- --------------- -----------




 -------------------------------------------------------------------------------
                   Firstar Growth & Income Equity
               -------------- ----------------- -- -----------------

                                                        Since
                                   1 Year             Inception

               -------------- ----------------- -- -----------------

 Portfolio                         -5.66%               9.25%
 S&P 500 Index                     -9.10%               13.64%
 Blended Index (50% S&P 500        -1.51%               13.28%
     Index/50% S&P/BARRA
     500 Value Index)
 ---------------------------- ----------------- --- ---------------- -----------


         The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index that measures the stock performance of 500 large- and medium- sized publicly traded companies and is often used to indicate the performance of the overall stock market.

         The Salomon Brothers Broad Investment Grade Bond Index is a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities.

         The Russell 1000 Index is a widely recognized unmanaged index which consists of the largest 1000 companies in the Russell 3000 Index.

         The blended index indicated in the chart for Firstar Growth & Income Equity consists of the S&P 500 Index and the S&P 500/BARRA Value Index, an unmanaged market capitalization index consisting of approximately 50% of the market capitalization of the S&P 500 Index with low price-to-book ratios.

     Prior Experience with Comparable Fund


         First American Equity Income and the First American Equity Income Fund, which is also advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., have identical investment objectives, policies, and strategies. Since First American Equity Income has not yet commenced operations, it does not have an operating history. In order to provide you with information regarding the investment capabilities of the Adviser, performance information regarding the First American Equity Income Fund is presented below. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of First American Equity Income Fund and the Portfolio will vary.


         The table below compares the First American Equity Income Fund's average annual compounded total returns for the 1-year and 5-year periods and since inception (8/2/94) through December 31, 2000 with the S&P 500 Index and the Lehman Brothers Government/Credit Bond Index.

-------------------------------------------------- -------------------------------------------------------------------
                                                              Average Annual Total Return as of 12/31/2000

                                                          1 Year                 5 Year            Since Inception
                                                          ------                 ------            ---------------
First American Equity Income Fund -
    Class Y shares                                        12.63%                 15.95%                 16.03%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
S&P 500 Index
                                                          -9.11%                 18.33%                17.19%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Lehman Brothers Government/Credit Bond Index
                                                          11.84%                  6.23%                 7.08%*
-------------------------------------------------- ---------------------- ---------------------- ---------------------
         *  Since 8/31/94



         The Lehman Brothers Government/Credit Bond Index is an unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.

         For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

         Important information about Firstar Equity Income, the accounting survivor of the Reorganizations, is also contained in management's discussion of Firstar Equity Income's performance, attached as Exhibit B to this Prospectus/Proxy Statement. This information also appears in the most recent Annual Report of Cova Series Trust relating to Firstar Equity Income.


         Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

         A Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company's separate account options, to annuitize, and to receive distributions as permitted by your Contract. After the Reorganizations, you will be able under your current Contract to purchase additional Class IA shares of First American Equity Income. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.


         Who will be the Adviser and Portfolio Manager of my Portfolio after the Reorganizations? What will the management and advisory fees be after the Reorganizations?


Management of the Portfolios

         The overall management of the Firstar Portfolios and the First American Portfolio is the responsibility of, and is supervised by, the Boards of Trustees of the Trust, and the Board of Directors of FAIP, respectively.

Adviser

     U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Adviser"), the Firstar Portfolios' investment sub-adviser, is also the investment adviser to the First American Portfolio. Pursuant to an Investment Advisory Agreement with FAIP, the Adviser manages the First American Portfolio's business and investment activities, subject to FAIP's Board of Directors.


         Facts about the Adviser:


         -----------------------------------------------------------------------

     o    The Adviser is a subsidiary of U.S. Bank National  Association (which,
          in  turn,  is  a  subsidiary  of  U.S.   Bancorp,   formerly   Firstar
          Corporation).

     o Prior to May 1, 2001, Firstar Investment Research & Management Company, LLC ("FIRMCO"), a subsidiary of U.S. Bancorp, was the investment sub-adviser to the Firstar Portfolios. On May 1, 2001, FIRMCO and First American Asset Management, a division of U.S. Bank National Association, were reorganized into U.S. Bancorp Piper Jaffray Asset Management, Inc., the current Adviser.

     o The Adviser and its affiliates had assets under management of approximately $113 billion as of June 1, 2001.

     o The Adviser is located at 601 Second Avenue South, Minneapolis, Minnesota 55402.
          ----------------------------------------------------------------------

Portfolio Management

         The day-to-day management of the First American Portfolio is a team of investment managers and analysts.

Management Fees

         For its management and supervision of the daily business affairs of the First American Portfolio, the Adviser is entitled to receive a monthly fee at the annual rate of 0.65% of the Portfolio's average daily net assets.


         The Adviser may, at its discretion, reduce or waive its fee or reimburse the Portfolio for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Adviser may also reduce or cease these voluntary waivers and reimbursements at any time. In addition, as stated above, FAIP and the Adviser have contractually agreed to limit the expenses of the First American Portfolio until at least December 31, 2002.


         What   will  be  the   primary   federal   tax   consequences   of  the
Reorganizations?

         The Reorganizations are not being structured as tax-free. However, the Insurance Company believes that the Contract Owners will have no taxable income or any adverse tax effect as a consequence of a Reorganization.

                                      RISKS

         Are the risk factors for the Portfolios similar?

         Yes. The risk factors are similar due to the substantial similarities of the investment objectives and policies among the Firstar Portfolios and the First American Portfolio. The risks of the First American Portfolio are described in greater detail in the Portfolio's Prospectus.

         What are the primary risks of investing in each Portfolio?

         An investment in each Portfolio is subject to certain risks. There is no assurance that investment performance of either a Firstar Portfolio or the First American Portfolio will be positive or that the Portfolios will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Portfolios.

---------------------------------------- ------------------------------------------------------------------------
                                         Each of the  Portfolios  is  subject to
                                         Market Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Balanced                         Generally invests up to a maximum of 75% of its total asset value in common stocks.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Equity Income                    Normally invests at least
                                         65%  of  its  total  assets  in  equity
                                         securities, primarily common stocks.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar  Growth & Income Equity          Normally invests
                                         substantially  all  of  its  assets  in
                                         common  stocks  of  domestic  companies
                                         that have  established  dividend-paying
                                         histories.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
First American Equity Income             Normally invests
                                         primarily  (at  least  80% of its total
                                         assets)   in   higher-yielding   equity
                                         securities,   including  common  stock,
                                         preferred    stock   and    convertible
                                         securities.
---------------------------------------- ------------------------------------------------------------------------

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.


---------------------------------------- ------------------------------------------------------------------------
                                         Each of the  Portfolios  is  subject to Foreign Investment Risk.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Balanced                        May  invest  up to 15% of its
                                         total assets in both foreign equity and
                                         debt securities,  including  Eurodollar
                                         bonds and Yankee bonds.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Equity Income                    May invest up to 15% of
                                         its total assets  indirectly in foreign
                                         securities through the purchase of such
                                         obligations   as  American   Depositary
                                         Receipts;  may also invest  directly in
                                         foreign equity securities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Growth & Income Equity           May invest up to
                                         15% of its total assets  indirectly  in
                                         foreign securities through the purchase
                                         of  American  Depositary  Receipts  and
                                         European Depositary Receipts.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
First American Equity Income             May invest up to
                                         25% of its total  assets in  securities
                                         of  foreign  issuers  which are  either
                                         listed   on  a  United   States   stock
                                         exchange  or  represented  by  American
                                         Depositary Receipts.
---------------------------------------- ------------------------------------------------------------------------


         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio's foreign currency or securities holdings. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.





---------------------------------------- ---------------------------------------
                                         Each  of the  following  Portfolios  is
                                         subject to Market Capitalization Risk.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Firstar Balanced                         Normally  invests  in  equity
                                         securities  consisting mainly of common
                                         stocks of  companies  with large market
                                         capitalizations.
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Firstar Equity  Income                   Normally   invests  in
                                         equity  securities  of  companies  with
                                         large market capitalizations.
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Firstar Growth & Income  Equity           Generally
                                         invests  in   medium-  to   large-sized
                                         companies     with     stock     market
                                         capitalizations  over $1  billion,  but
                                         may also invest a portion of its assets
                                         in  companies   with   smaller   market
                                         capitalizations.
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
First American Equity Income             Invests primarily in companies with
                                          market capitalizations over $3
                                         billion.
---------------------------------------- ---------------------------------------

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.


---------------------------------------- ------------------------------------------------------------------------
                                         Each  of the  following  Portfolios  is
                                         subject to Investment Style Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Balanced                         Emphasizes securities of growth companies.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Equity Income                    Emphasizes securities believed to be undervalued.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Growth & Income Equity            Invests in both growth and value securities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
First American Equity Income              Invests in securities believed to be undervalued.
---------------------------------------- ------------------------------------------------------------------------

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.


---------------------------------------- ------------------------------------------------------------------------
                                         Each  of the  following  Portfolios  is
                                         subject to Interest Rate Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Balanced                         Generally invests at least 25%
                                         of its total assets in U.S.  Government
                                         securities  including   mortgage-backed
                                         securities and  investment  grade-fixed
                                         income securities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar Equity Income                    Normally invests at least 65% of its total assets in income-producing equities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
First American Equity Income             Invests
                                         primarily  in higher - yielding  equity
                                         securities  of  companies  believed  to
                                         have the  ability to pay above  average
                                         dividends.
---------------------------------------- ------------------------------------------------------------------------


         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

---------------------------------------- ---------------------------------------
                                         Each  of the  following  Portfolios  is
                                         subject to Credit Risk.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Firstar Balanced                         Generally invests at least 25%
                                         of its total assets in U.S.  Government
                                         securities  including   mortgage-backed
                                         securities and  investment  grade-fixed
                                         income securities.
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Firstar Equity  Income                   Convertible  securities
                                         may  be  purchased  for  the  Portfolio
                                         when, in the opinion of the Portfolio's
                                         investment adviser, the price and yield
                                         of   the   convertible    security   is
                                         favorable  as compared to the price and
                                         yield of the issuer's common stock.
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
First American Equity Income             May invest in convertible securities.
---------------------------------------- ---------------------------------------


         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

---------------------------------------- ------------------------------------------------------------------------
                                         The following Portfolio is subject to Securities Lending Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
First  American  Equity Income           To  provide
                                         additional  income, may lend securities
                                         representing  up to  one-third  of  its
                                         total assets to  broker-dealers,  banks
                                         and other institutions.
---------------------------------------- ------------------------------------------------------------------------

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.


---------------------------------------- ------------------------------------------------------------------------
                                         The  following  Portfolio is subject to
                                         Mortgage-Backed Securities Risk.


---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Firstar  Balanced                        Generally invests at least 25%
                                         of its total assets in U.S.  Government
                                         securities,  including  mortgage-backed
                                         securities,  and investment grade-fixed
                                         income securities.
---------------------------------------- ------------------------------------------------------------------------




         Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-backed securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Are there any other risks of investing in each Portfolio?


         It is anticipated that the First American Portfolio's annual portfolio turnover rate may exceed 100%. Annual turnover rate of 100% or more is considered high and results in greater brokerage and other transaction costs which are borne by the Portfolio and its shareholders.


                      INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

         The purposes of the Reorganizations are to reorganize the Firstar Portfolios into the First American Portfolio, a separate series of FAIP. The reorganization of the three similar Firstar Portfolios into the First American Portfolio may potentially help to achieve operating efficiencies and, consequently, reduce shareholder costs, because the First American Portfolio will contain a larger pool of assets.

         At a regular meeting held on August 21, 2001, all of the Trustees of the Trust, including the Disinterested Trustees, considered and approved each applicable Reorganization; they determined that the respective Reorganization was in the best interests of shareholders of Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity, as applicable, and that the interests of existing shareholders of each of the Firstar Portfolios will not be diluted as a result of the transactions contemplated by the respective Reorganization.


         Before approving the Plans, the Trustees evaluated extensive information provided by the management of the Trust, and the Adviser, and reviewed various factors about the Portfolios and the proposed Reorganizations. The Trustees considered the relative asset size of each Firstar Portfolio, including the benefits of each Portfolio being associated with a larger entity. The Trustees were informed that the relatively small asset sizes of the Firstar Portfolios, with no reasonable expectation of growth, may significantly impair each Portfolio's ability to achieve maximum operating efficiency. Upon the reorganization of the Firstar Portfolios, operating efficiencies may be achieved by the First American Portfolio because it will have a greater level of assets. As of June 30, 2001, Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity's total assets were approximately $8.3 million, $5.7 million and $12.2 million, respectively. In addition to the combination of the Firstar
Portfolios, two Ohio National funds also will be reorganized into the First American Portfolio, subject to approval by their respective shareholders. These additional funds have combined assets of $15.1 million as of June 30, 2001. If the Reorganizations were completed and the Ohio National funds were reorganized into the First American Fund such Portfolio would have had total assets of approximately $41.4 million as of June 30, 2001


         The Trustees also considered that the First American Equity Income Fund, another fund managed by the Adviser and which has identical investment objectives and policies as the First American Portfolio, had a stronger long-term performance record than the Firstar Portfolios, with less volatility. The Trustees also were informed that the Portfolios have similar portfolio holdings and sector allocations.

         In addition, the Trustees considered, among other things:

     o    the terms and conditions of each Reorganization;

     o the fact that the Reorganizations would not result in the dilution of shareholders' interests;

     o the effect of the Reorganizations on the Contract Owners and the value of their Contracts;

     o the expense ratios, fees and expenses of the Firstar Portfolios and the anticipated expense ratios, fees and expenses of the First American Portfolio;

     o the fact that First American Equity Income's Adviser has contractually agreed to limit the total annual operating expenses of the Portfolio through at least December 31, 2002;

     o the fact that each Firstar Portfolio and the First American Portfolio have identical or substantially similar investment objectives and similar principal investment strategies;

     o    the investment personnel, expertise and resources of the Adviser;

     o the fact that the Reorganizations will provide continuity of money management for shareholders because the investment adviser for the First American Portfolio is the sub-adviser of the Firstar Portfolios;

     o the fact that U.S. Bancorp or one of its affiliates will bear the expenses incurred by the Firstar Portfolios and the First American Portfolio in connection with the Reorganizations;

     o the benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with the Insurance Company's insurance products and to employee benefit plans;

     o the fact that the First American Portfolio will assume the identified liabilities of the respective Firstar Portfolio;

     o the fact that although each Reorganization will be considered to be a taxable transaction for federal income tax purposes, the
          Reorganizations will not have any adverse federal income tax consequences for the Portfolios or the Contract Owners; and

     o alternatives available to shareholders of the Firstar Portfolios, including the ability to redeem their shares.

         During their consideration of the Reorganizations, the Trustees of the Trust met with Trust counsel and counsel to the Independent Trustees regarding the legal issues involved.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust each concluded that the proposed Reorganizations, as applicable, would be in the best interests of each Firstar Portfolio and their respective shareholders. Consequently, they approved the Plans and directed that the respective Plans be submitted to shareholders of the Firstar Portfolios for approval.

         The Directors of FAIP have also approved the Plans on behalf of the First American Portfolio.

Agreements and Plans of Reorganization

         The following summary is qualified in its entirety by reference to the Plans (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).


         Each Plan provides that all of the assets of the respective Firstar Portfolio will be acquired by the First American Portfolio in exchange for Class IA shares of the First American Portfolio and the assumption by the First American Portfolio of the identified liabilities of the Firstar Portfolio on or about December 18, 2001 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, each Firstar Portfolio will endeavor to discharge all of its known liabilities and obligations. The First American Portfolio will not assume any liabilities or obligations of the respective Firstar Portfolio other than those reflected in an unaudited statement of assets and liabilities of the Firstar Portfolio prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").


         At or prior to the Closing Date, each Firstar Portfolio will each declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Portfolio's shareholders all of the Portfolio's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Portfolio's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         The number of full and fractional Class IA shares of the First American Portfolio to be received by the shareholders of each Firstar Portfolio will be determined by multiplying the number of outstanding full and fractional shares of the Firstar Portfolio by a factor which shall be computed by dividing the net asset value per share of the Firstar Portfolio by the net asset value per share of the Class IA shares of the First American Portfolio. These computations will take place as of the Valuation Time. For the Firstar Portfolios, the net asset value per share will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         The custodian for the Firstar Portfolios will compute the value of each Firstar Portfolio's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information relating to the First American Portfolio, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.


         As soon after the Closing Date as conveniently practicable, each Firstar Portfolio will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of voting stock of the First American Portfolio received by the Firstar Portfolio. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Firstar Portfolio's shareholders on the First American Portfolio's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of voting stock of the First American Portfolio due to the Firstar Portfolio's shareholders. All issued and outstanding shares of each Firstar Portfolio will be canceled. The shares of voting stock of the First American Portfolio to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Firstar Portfolio will be terminated.


         The consummation of each Reorganization is subject to the conditions set forth in the respective Plan, including approval, as applicable, by the Firstar Portfolio's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of a Firstar Portfolio's shareholders, a Plan may be terminated (a) by the mutual agreement of the Firstar Portfolio and the First American Portfolio; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or
(2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not a Reorganization is consummated, U.S. Bancorp or one of its affiliates will pay the expenses incurred by each Firstar Portfolio and the First American Portfolio in connection with that Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by a Firstar Portfolio, the First American Portfolio or their shareholders.

         If a Firstar Portfolio's shareholders do not approve the respective Reorganization, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences


         The Adviser for the First American Portfolio will be free to sell all or any portion of the assets which the First American Portfolio acquires from the Firstar Portfolios. Therefore it is unclear whether the "continuity of business" requirement for a tax-free reorganization will be satisfied, and it is accordingly unclear whether any or all of the Reorganizations will be tax free. Because of this uncertainty, each of the Firstar Portfolios will declare ordinary and capital gain dividends immediately prior to the Closing Date sufficient to distribute all of their investment company taxable income and all of their capital gains, whether or not the Reorganizations are taxable. These dividends will automatically be reinvested in shares of the relevant Portfolio and immediately converted into shares of the First American Portfolio in the Reorganizations. In this way, each Firstar Portfolio will be sure that it meets the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company and has no undistributed income on which it would be liable for federal income tax. The shareholder of each Firstar Portfolio is a separate account of the Insurance Company, which will pay no federal income tax under the rules applicable to insurance companies. The Insurance Company believes that each Contract backed by the separate account qualifies as a variable annuity contract under the Code, and so Contract Owners will have no tax consequences arising from the Reorganizations or from the dividends described in this paragraph.

         The First American Portfolio will determine after the Reorganizations whether any of such Reorganizations were in fact tax free. It will use a tax basis and holding period for securities acquired in a tax free Reorganization which corresponds to the tax basis and holding period of the predecessor Firstar Portfolio, and will use a tax basis and holding period for securities acquired in a taxable Reorganization determined on the Closing Date of the taxable Reorganization. These tax basis and holding period determinations are only relevant in determining the amounts of the income and capital gain dividends which the First American Portfolio must declare in order to ensure that it will continue to qualify as a regulated investment company under the Code and will pay no federal income tax. As with dividends paid by the Firstar Portfolios, the recipient of the dividend is effectively tax exempt, and, based on the Insurance Company's belief as to the tax qualification of the Contracts, Contract Owners will have no tax consequences arising from dividends paid by the First American Portfolio.


Pro-forma Capitalization


         The following table sets forth the capitalization of the Firstar Portfolios as of June 30, 2001 and the capitalization of the First American Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets of the Firstar Portfolios and the Ohio National funds at net asset value. As a newly created series of FAIP, the First American Portfolio, immediately preceding the Closing Date, will have nominal assets and liabilities. The pro forma data reflects an exchange ratio of approximately
0.897 Class IA share of the First American Portfolio issued for each share of Firstar Balanced, an exchange ratio of 1.00 Class IA share of the First American Portfolio issued for each share of Firstar Equity Income, and an exchange ratio of approximately 0.853 Class IA share of the First American Portfolio issued for each share of Firstar Growth & Income Equity.


                       Capitalization of Firstar Balanced,
              Firstar Equity Income, Firstar Growth & Income Equity
                  and First American Equity Income (Pro Forma)



       ------------------------- ------------------ ------------------ ------------------- ------------------ -------------------
                                 Firstar Balanced    Firstar Equity    Firstar Growth &     Ohio National      First American
                                                         Income          Income Equity           Funds          Equity Income
                                                                                                              Pro-forma (After
                                                                                                               Reorganization)
       ------------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       Net Assets


       Class IA                  $8,361,374         $5,678,678         $12,278,207         N/A                $26,318,259
       Class IB                  N/A                N/A                N/A                 $15,100,000        15,075,943
                                 ---                ---                ---                 -----------        ----------
       Total Net Assets          $8,361,374         $5,678,678         $12,278,207         $15,100,000        $41,394,202
       ------------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       Net Asset Value Per
       Share
       Class IA                  $11.28             $12.58             $10.73              N/A                $12.58
       Class IB                  N/A                N/A                N/A                 $15.14/10.01*      $12.58
       ------------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       Shares Outstanding
       Class IA                  741,191            451,523            1,144,400           N/A                2,092,189
       Class IB                  N/A                N/A                N/A                 1,154,290          1,198,406
       ------------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       Total Shares Outstanding  741,191            451,523            1,144,400           1,154,290**        3,290,595
       ------------------------- ------------------ ------------------ ------------------- ------------------ -------------------


       * Net asset value per share of each of the two Ohio National funds being reorganized into the First American Portfolio.

       ** Total outstanding shares of both Ohio National funds being reorganized into the First American Portfolio.




         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the time of the Reorganization.

Distribution of Shares

         All portfolios of the Trust sell shares to the separate accounts of the Insurance Company as a funding vehicle for the Contracts offered by the Insurance Company and certain of the Trust's portfolios offer shares to qualified pension and retirement plans. Each Firstar Portfolio offers only one class of shares. Expenses of the Trust are passed through to the Insurance Company's separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the Insurance Company at the separate account level. (The Firstar Contracts Prospectus describe all fees and charges relating to a Contract.)

         Like the Trust, FAIP does not sell its shares directly to the public. FAIP continuously sells shares of the First American Portfolio only to insurance company separate accounts and to qualified pension and employee profit-sharing plans. It may also offer shares to other separate accounts of other insurers. Quasar Distributors, LLC ("Quasar"), serves as the distributor for FAIP's shares. Upon consummation of the Reorganizations, Class IA and Class IB shares of the First American Portfolio will be offered. Class IB is not part of the Reorganizations. Each class has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganizations, shareholders of each Firstar Portfolio will receive Class IA shares of the First American Portfolio. Class IA shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class IA Shares of the First American Portfolio. Class IA shares are only available to shareholders who receive shares of the First American Portfolio in the Reorganizations and for additional purchases under a shareholder's existing Contract. In connection with each Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which the First American Portfolio serves as an investment vehicle. More detailed descriptions of the Class IA shares and the distribution arrangements applicable to this class of shares are contained in the Prospectus and Statement of Additional Information relating to the First American Portfolio.

Purchase and Redemption Procedures

         The Contracts Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of the Firstar Portfolios. No fee is charged by a Firstar Portfolio for selling (redeeming) shares. The Contracts Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. The Firstar Portfolios buy or sell shares at net asset value per share of each Portfolio for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

         Quasar places orders for the purchase or redemption of shares of the First American Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the net asset value per share for the Portfolio determined on that same date, without the imposition of any sales commission or redemption charge.

Exchange Privileges

         The Contracts Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by the Trust or FAIP.

Dividend Policy

         The Firstar Portfolios and the First American Portfolio have the same distribution policy. Each Portfolio declares and distributes its dividends from net investment income to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio are also declared and distributed once a year and reinvested in the Portfolio.

         The Firstar Portfolios have each qualified and intend to continue to qualify, and the First American Portfolio expects to qualify in its initial year, to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Portfolio must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to the Record Holders, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to the Record Holders.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

         As a Minnesota corporation, the operations of FAIP will be governed by its Articles of Incorporation and By-Laws, and applicable Minnesota law, rather than by the Agreement and Declaration of Trust and By-Laws of the Trust, and Delaware law. The Agreement and Declaration of Trust is referred to in this Prospectus/Proxy Statement as the "Declaration of Trust." As discussed below, certain of the differences between the Trust and FAIP derive from provisions of FAIP's Articles of Incorporation and By-Laws. Shareholders entitled to instruct the Insurance Company to vote at the Meeting may obtain a copy of FAIP's Articles of Incorpration and By-Laws, without charge, upon written request to FAIP at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

Form of Organization

         As noted above, FAIP is organized as a Minnesota corporation, and the Trust is organized as a Delaware business trust. FAIP and the Trust are each open-end management investment companies registered with the SEC under the 1940 Act, and each is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of FAIP consist of the First American Portfolio and other mutual funds of various asset classes; the series of the Trust consist of the Firstar Portfolios and other mutual funds of various asset classes. FAIP and the Trust currently offer shares of their portfolios only to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by the Insurance Company. The Trust also offers shares of its portfolios to qualified pension and retirement plans. Each is governed by its applicable Declaration of Trust or Articles of Incorporation, By-Laws, and a Board of Trustees/Directors, and by applicable Minnesota or Delaware and federal law.

Capitalization

         The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The beneficial interests in FAIP are represented by ten trillion common shares with a par value of $0.01 each, of three or more series. Both the Declaration of Trust of the Trust and the Articles of Incorporation of FAIP permit the Trustees/Directors to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees/Directors, all without shareholder approval. Fractional shares may be issued by each Portfolio.

         Shares of each Firstar  Portfolio  are offered in only one class (Class
A) and represent an equal proportionate interest in the Portfolio. Upon consummation of the Reorganizations, shares of the First American Portfolio will be offered in Class IA and Class IB (Class IB is not part of the
Reorganizations). Shares of the classes of the First American Portfolio represent an equal pro rata interest in the Portfolio and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the Trustees/Directors, as applicable. Shareholders of each Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability


         Under Minnesota corporate law shareholders who have paid the agreed-upon consideration for their shares are not liable for the obligations of the corporation. Similar statutory authority limiting corporate shareholder liability exists in every state in the United States. As a result, shareholders in every jurisdiction should be protected against being held personally liable for the corporation's liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Declaration of Trust of the Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

         Neither FAIP on behalf of the First American Portfolio nor the Trust on behalf of the Firstar Portfolios is required to hold annual meetings of shareholders. However, with respect to the Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. A meeting of shareholders of FAIP may be called for any purpose by one or more shareholders holding 10% or more of the shares entitled to vote on the matters to be presented to the meeting. Neither FAIP nor the Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Directors of FAIP or of the Trustees of the Trust.

         The By-Laws of FAIP provide that the holders of ten percent (10%) of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting of FAIP. Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to the Trust, 33 1/3% of the shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. Approval of a matter by the shareholders of FAIP generally requires the affirmative vote of the greater of (1) a majority of the shares present and entitled to vote, or (2) a majority of the voting power of the minimum number of shares entitled to vote that would constitute a quorum for the transaction of business at the meeting, subject to applicable law including the 1940 Act and as otherwise provided in the Articles of Incorporation. Minnesota law requires a greater majority in the case of certain corporate actions such as mergers and certain sales of assets. A Director of FAIP must be elected by the affirmative vote of a plurality of the shares present. For the Trust, when a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Director of FAIP may be removed with or without cause by a vote of the shareholders holding a majority of the shares entitled to vote at an election of directors. A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust/Articles of Incorporation of the Trust and FAIP, respectively, each whole share of beneficial interest of a Portfolio is entitled to one vote, and each fractional share is entitled to a proportionate vote. With respect to the Portfolios, this means that each full share of a Portfolio attributable to a variable annuity contract and, with respect to the First American Portfolio, a variable life insurance policy, is entitled to one vote and any fractional share is entitled to a fractional vote.

         The Declaration of Trust of the Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Portfolio or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of the Trust may also terminate the Trust, a Portfolio, or a class of shares upon written notice to the shareholders. With respect to FAIP, Minnesota law would require a shareholder vote with respect to each such matter.


Liquidation

         In the event of the liquidation of the Trust, a Firstar Portfolio, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Portfolio or attributable to the class over the liabilities belonging to the Trust, the Portfolio or attributable to the class. In either case, the assets so distributable to shareholders of the Portfolio will be distributed among the shareholders in proportion to the number of shares of a class of the Portfolio held by them on the date of distribution. In the event of the liquidation of FAIP, the same provisions discussed above would apply.

Liability and Indemnification of Trustees/Directors

         The Articles of Incorporation of FAIP states that FAIP will indemnify its Directors for expenses and liabilities to the fullest extent of the Minnesota statutes provided that no such indemnification may be made if it would be in violation of Section 17(h) of the 1940 Act. In addition, to the fullest extent of the Minnesota Business Corporation Act, a Director shall not be liable for monetary damages for breach of fiduciary duty. FAIP's directors remain fully liable (including possibly for monetary damages) for breaches of their duty of "loyalty," (the duty to act in good faith and in the best interests of FAIP), for self-dealing, for bad faith and intentional misconduct, and for violations of the Securities Act of 1933 and the Securities Exchange Act of 1934.

         Similar to FAIP, under the Declaration of Trust of the Trust, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Portfolio only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (1) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (3) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Portfolio may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Portfolio if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust and the Articles of Incorporation of FAIP, their By-Laws and Delaware or Minnesota law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust/Articles of Incorporation, By-Laws and Delaware or Minnesota law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING


         This Prospectus/Proxy Statement is being sent to shareholders of Firstar Balanced, Firstar Equity Income and Firstar Growth & Income Equity in connection with a solicitation of voting instructions by the Trustees of the Trust, to be used at the Special Meeting of shareholders (the "Meeting") to be held at 10:00 a.m. Pacific Time, December 11, 2001, at the offices of the Trust, 22 Corporate Plaza Drive, Newport Beach, California 92660, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of the Firstar Portfolios on or about November 2, 2001.

         The Board of Trustees of the Trust has fixed the close of business on October 19, 2001 as the record date (the "Record Date") for determining the shareholders of the Firstar Portfolios entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Company, through its separate account, owns all of the shares of each Firstar Portfolio, and is the shareholder of record of each such Portfolio at the close of business on the Record Date. The Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of a Firstar Portfolio. The Insurance Company has undertaken to vote its shares or abstain from voting its shares of a Firstar Portfolio for the Contract Owners of that Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, the Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

         The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of each Firstar Portfolio held in a separate account with respect to that particular Contract. In voting for a Reorganization, each full share of the Firstar Portfolio attributable to a variable annuity, is entitled to one vote and any fractional share is entitled to a fractional vote.

         Voting instructions may be revoked by executing and delivering later-dated signed voting instructions to the Insurance Company, or by attending the Meeting in person and instructing the Insurance Company how to vote your shares. Unless revoked, all valid voting instructions will be voted, or the Insurance Company will abstain from voting, in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

         If you wish to participate in the Meeting, you may submit the voting instructions form included with this Prospectus/Proxy Statement, transmit your voting instructions by fax or by the Internet or attend in person and provide your voting instructions to the Insurance Company. (Guidelines on providing voting instructions are immediately after the Notice of Special Meeting.)

         If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.


o Unless instructions to the contrary are marked on the voting instructions form, it will be voted FOR a proposed Reorganization and FOR any other matters deemed appropriate.

o Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR a proposed Reorganization and FOR any other matters deemed appropriate.


         Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. The Insurance Company will also vote, or abstain from voting, any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate.

         Shares which represent interests in a particular Firstar Portfolio vote separately on the Reorganization and those matters pertaining only to that Portfolio. Approval of a Reorganization will require the affirmative vote of a majority of the votes of each Firstar Portfolio, as applicable, cast at a shareholders' meeting duly called and at which a quorum is present (the presence in person or by proxy of holders entitled to cast at least 33 1/3% of the votes at any shareholders' meeting). Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. As of the Record Date, the shareholder of record of each Firstar Portfolio was the Insurance Company. Since the Insurance Company is the legal owner of the shares, attendance by the Insurance Company at the Meeting will constitute a quorum under the Declaration of Trust of the Trust.

         Voting instructions solicitation will be made primarily by mail, but beginning on or about November 19, 2001 voting instructions solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Met Investors Advisory Corp., the Adviser, its affiliates or other representatives of the Firstar Portfolios (who will not be paid for their soliciting activities). In addition, voting instructions solicitations may be made by Alamo Direct, the Firstar Portfolios' proxy solicitor. The estimated cost of the voting instructions solicitation is approximately $8,000. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by U.S. Bancorp or one of its affiliates. Neither the Trust, FAIP nor the Contract Owners will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

         If shareholders of a Firstar Portfolio do not vote to approve the applicable Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.



         A shareholder of a Firstar Portfolio who objects to the proposed Reorganization will not be entitled under either Delaware law or the Declaration of Trust of the Trust, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for federal income tax purposes. In addition, if a Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.


         The Trust does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the addresses set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

         The votes of the shareholders of the First American Portfolio are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Shareholder Information

         The Record Holders of each Firstar Portfolio at the close of business on October 19, 2001 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of the applicable Firstar Portfolio owned as of the Record Date. As of the Record Date, the total number of shares of each Firstar Portfolio outstanding and entitled to vote was as follows:


  ----------------------------------- ----------------------------------
                                      Number of Shares
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  Firstar Balanced                    735,007
  ----------------------------------- ----------------------------------


  ----------------------------------- ----------------------------------
                                      Number of Shares
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  Firstar Equity Income               442,051
  ----------------------------------- ----------------------------------


  ----------------------------------- ----------------------------------
                                      Number of Shares
  ----------------------------------- ----------------------------------
  ----------------------------------- ----------------------------------
  Firstar Growth & Income Equity      1,129,880
  ----------------------------------- ----------------------------------



         As of October 19, 2001, the officers and Trustees/Directors of the Trust and of FAIP beneficially owned as a group less than 1% of the outstanding shares of each Firstar Portfolio and the First American Portfolio, respectively.

Control Persons and Principal Holders of Securities

                   On October 19, 2001 to the knowledge of the Trustees and management of the Trust, MetLife Investors Insurance Company owned of record 100% of the shares of each of the Firstar Portfolios.

         The Insurance Company has advised the Trust that as of October 19, 2001 the following persons owned Contracts which would entitle them to instruct the Insurance Company with respect to more than 5% of the voting securities of the
Trust:




----------------------------------------- ------------------------- ------------------------- ------------------------
                                                                    Percentage of Shares of
                                                                    Firstar Growth & Income    Percentage of Shares
                                                                    Equity Portfolio Before      of First American
                                                                         Reorganization         Portfolio Class IA

                                                                                               After Reorganization

            Name and Address                   No. of Shares
Doris Cottrill                                     58,108                    5.14%                     2.77%
1231 Crest Drive
Joplin, MO  64801


----------------------------------------- ------------------------- ------------------------- ------------------------


                        FINANCIAL STATEMENTS AND EXPERTS

         The  Annual  Report  of  Cova  Series  Trust  relating  to the  Firstar
Portfolios, for the year ended as of December 31, 2000, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of First American Equity Income will be passed upon by Dorsey & Whitney LLP.


                             ADDITIONAL INFORMATION


         The Trust and FAIP are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.




                                 OTHER BUSINESS

         The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.


       THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF EACH PLAN AND ANY UNMARKED VOTING INSTRUCTIONS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF SUCH PLAN.



October 31, 2001

Exhibit A
                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 12th day of October, 2001, by and between First American Insurance Portfolios, Inc., a Minnesota corporation, with its principal place of business at 601 Second Avenue South, Minneapolis, Minnesota 55402 ("FAIP"), with respect to its Equity Income Portfolio series (the "Acquiring Fund"), and Met Investors Series Trust, a Delaware business trust with its principal place of business at 22 Corporate Plaza Drive, Newport Beach, California 92660 (the "Trust"), with respect to its Firstar Portfolio series (the "Selling Fund").

         The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class IA shares of common stock, $.01 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest, and common shares respectively;

         WHEREAS, the Directors of FAIP have determined that the transactions comtemplated herein will be in the best interests of the Acquiring Fund and its shareholders;

         WHEREAS,  the  Trustees of the Trust have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and
(ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Selling Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Corporation's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with in paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by U.S. Bank National Association, the Acquiring Fund's custodian, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about December 31, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Central time at the offices of FAIP, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited financial statements of the Selling Fund at June 30, 2001 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since June 30, 2001, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment income and realized capital gains and has met the diversification requirements of Section 817 (h) of the Code and the rules thereunder.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of FAIP, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota.

                  (b) The Acquiring Fund is a separate investment series of FAIP, a corporation that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the FAIP's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The Acquiring Fund has no liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) The Acquiring Fund expects to qualify for treatment as a regulated investment company under subchapter M of the Code, and expects to meet the diversification requirements of Section 817(h) of the Code and the rules thereunder, for its taxable year which includes the Closing Date.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by FAIP's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 With respect to the Selling Fund, the Trust shall have received on the Closing Date an opinion from Dorsey & Whitney LLP, counsel to FAIP and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Trust, covering the following points:

                  (a) The Acquiring Fund is represented by a series of shares of FAIP, FAIP is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) FAIP is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by FAIP and, assuming due authorization, execution and delivery of this Agreement by the Trust, is a valid and binding obligation of the FAIP enforceable against FAIP in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid and that the conditions set forth in this Agreement have been satisfied, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

                  (e) To the knowledge of such counsel, the Registration Statement, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Minnesota is required for consummation by FAIP and the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FAIP's Articles of Incorporation or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Acquiring Fund is a party or by which it is bound.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust.

         7.3 With respect to the Acquiring Fund, FAIP shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Trust and the Selling Fund, in a form satisfactory to FAIP covering the following points:

                  (a) The Selling Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Trust and, assuming due authorization, execution, and delivery of this Agreement by FAIP, is a valid and binding obligation of the Trust enforceable against the Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Trust or the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree (in each case known to such counsel) to which the Selling Fund is a party or by which it is bound.

                  (f) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (g) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (h) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by U.S. Bank National Association or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 FAIP and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of FAIP and the Trust. In addition, either FAIP or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, FAIP, the Selling Fund, the Trust, or their respective Trustees, Directors or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of FAIP and the Trust; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund
Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Trust, shall be governed and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund must look solely to the trust property belonging to the Selling Fund for the enforcement of any claims against the Selling Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                      MET INVESTORS SERIES TRUST ON BEHALF OF FIRSTAR ______________ PORTFOLIO
                      By:
                         -----------------------------------------

                      Name: Elizabeth M. Forget

                      Title: President



                      FIRST AMERICAN INSURANCE PORTFOLIOS, INC. ON BEHALF OF EQUITY INCOME PORTFOLIO

                      By:
                         -----------------------------------------

                      Name:

                      Title:

                                                                     Exhibit B

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

                  OF RESULTS OF FIRSTAR EQUITY INCOME PORTFOLIO

                           FOR THE YEAR ENDED 12/31/00




LETTER TO POLICYHOLDERS

The year 2000 was one that most investors would like to forget. Two major factors conspired to bring stocks down in the last twelve months -- inflation and corporate earnings. However, The Equity Income Portfolio bucked the trend by generating a +14.64% return compared to the Standard & Poor 500(1) losing -9.1%, S&P 500/Barra Value Index(2) gaining +6.06% and the Russell 1000 Index(3) down -7.78%. The fund maintained a fully invested portfolio for most of 2000 with financials, utilities, energy and healthcare, the largest sectors weights, accounting for over 55% of the portfolio's assets. These were also four of the top performing sectors in 2000. A big contributor to performance was also the underweight in the technology sector, with less than 8% of the portfolio exposed to the volatile price movements of these stocks.

As we look forward to 2001 we see economic growth in a range of 2% -- 3% with no recession, inflation decelerating to 2.5%, bonds yields and interest rates declining, and unemployment relatively low. All should prove positive for stocks and the market in general.

As stated a year ago, the value sector holds above average return potential going forward with many worldwide economies recovering as the U.S. economy attempts to pull off the soft landing as directed by the Federal Reserve.

JOSEPH BELEW
Portfolio Manager
MISSISSIPPI VALLEY ADVISORS
DIVISION OF FIRMCO

(1) The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

(2) The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.

(3) The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. The Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index does not include fees or expenses and is not available for direct investment.

TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 12/31/00

%                                                      of portfolio

USA Education, Inc.                                       3.5
Sungard Data Systems, Inc.                                2.7
Baxter International, Inc.                                2.6
Mellon Financial Corp.                                    2.4
Pharmacia Corp.                                           2.3
Federal National Mortgage Association                     2.3
Duke Energy Corp.                                         2.3
Masco Corp.                                               2.2
Comerica, Inc.                                            2.2
Heinz (H.J.), Co.                                         2.2

TOP 10 PORTFOLIO SECTORS (% of portfolio market value)
As of 12/31/00

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCIAL SERVICES             26.9%

Utilities                      11.2%
Energy                          9.7%
Consumer Staples                9.2%
Health Care                     9.2%
Consumer Cyclicals              8.7%
Basic Materials                 8.6%
Technology                      7.7%
Communications Services         4.6%
Capital Goods                   4.2%

FIRSTAR EQUITY INCOME PORTFOLIO             FOR THE YEAR ENDED 12/31/00
========




LETTER TO POLICYHOLDERS (CONTINUED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


FIRSTAR EQUITY INCOME PORTFOLIO, MANAGED BY
========
MISSISSIPPI VALLEY ADVISORS VS. RUSSELL 1000

Growth Based on $10,000+


FIRSTAR EQUITY INCOME PORTFOLIO,         RUSSELL 1000
========


                     managed by MVA              Index
7/97                          $10,000          $10,000
9/97                          $10,900          $10,864
12/97                         $11,269          $11,192
3/98                          $12,656          $12,688
6/98                          $12,427          $12,992
9/98                          $11,266          $11,637
12/98                         $12,323          $14,187
3/99                          $12,354          $14,776
6/99                          $13,700          $15,845
9/99                          $12,631          $14,782
12/99                         $12,632          $17,155
3/00                          $12,225          $17,878
6/00                          $12,239          $17,292
9/00                          $13,426          $17,404
12/00                         $14,481          $15,817

                                              Average Annual Return(1)
                                       1 Year       3 Year      Since Inception+


FIRSTAR Equity Income Portfolio,
========

managed by MVA                         14.64%        8.71%            11.14%
                                       ------        -----            ------

- -    Russell 1000 Index             -7.80%        12.22%            14.00%

+Index is shown from the first full month since Portfolio's inception.


(1) "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Firstar Equity Income Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.


Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.